BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2013
BUSINESS COMBINATIONS [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired, Liabilities Assumed and the Non-controlling Interests

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and the noncontrolling interests as of the acquisition dates:

	Shuntong	Ruitai	Huizhou FAW-VW	Yuchen
	RMB	RMB	RMB	RMB

Total consideration	43,000	16,000	89,000	28,500

Current assets	161,549	58,903	20,680	115,086
Property and equipment	9,469	4,181	12,420	9,039
Intangible assets - customer relationships (Note 11)	3,200	9,100	8,300	10,600
Intangible assets - dealership agreements (Note 11)	26,800	16,500	40,900	21,200
Land use rights	-	-	13,500	-
Total identifiable assets acquired	201,018	88,684	95,800	155,925

Current liabilities	(159,944)	(71,126)	(23,874)	(114,463)
Deferred tax liabilities	(7,694)	(6,400)	(17,101)	(8,424)
Total liabilities assumed	(167,638)	(77,526)	(40,975)	(122,887)

Net identifiable assets acquired	33,380	11,158	54,825	33,038
Goodwill	9,620	14,104	34,175	15,735
Noncontrolling interests	-	(9,262)	-	(20,273)

Net assets acquired	43,000	16,000	89,000	28,500

Schedule of Revenues and Net Income (Loss) from Acquisitions

The amount of revenue and net income (loss) of the acquired businesses included in the Company's consolidated statements of comprehensive income (loss) from the acquisition date to December 31, 2011 are summarized as follows:

	Revenue	Net income (loss)
	RMB	RMB

Shuntong	82,914	(697)
Ruitai	119,179	(763)
Huizhou FAW-VW	50,855	1,162
Yuchen	37,655	(1,020)

	290,603	(1,318)